Supplemental Financial Information - Additional Cash Flow Information (Details) - Noble Finance Company - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Feb. 05, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash paid during the period for:
Interest, net of amounts capitalized	$ 0	$ 21,150	$ 138,040	$ 289,457
Income taxes paid (refunded), net	$ 4,385	$ (8,113)	$ (133,708)	$ 8,181